1
DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2025
The following is a summary of the inputs used to value the
Fund's investments as of September 30, 2025.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the
U.S. market.
Shares Security Description Value
Common Stock - 96.5%
Consumer Discretionary - 1.4%
71,435 Floor & Decor Holdings, Inc.,
Class A
(a)
$ 5,264,759
Financials - 14.4%
57,226 Brown & Brown, Inc. 5,367,226
131,186 Goosehead Insurance, Inc.,
Class A
(a)
9,762,862
26,104 Kinsale Capital Group, Inc. 11,100,987
2,677 Markel Group, Inc.
(a)
5,116,711
17,377 Moody's Corp. 8,279,793
20,759 Morningstar, Inc. 4,816,296
14,584 MSCI, Inc. 8,275,107
52,718,982
Health Care - 15.1%
231,959 Bio-Techne Corp. 12,903,879
6,176 Mettler-Toledo International, Inc.
(a)
7,581,719
59,035 Repligen Corp.
(a)
7,891,209
51,677 Veeva Systems, Inc., Class A
(a)
15,395,095
43,132 West Pharmaceutical Services, Inc. 11,314,818
55,086,720
Industrials - 24.7%
63,880 Booz Allen Hamilton Holding Corp. 6,384,806
169,657 Copart, Inc.
(a)
7,629,475
78,489 HEICO Corp., Class A 19,943,270
25,110 IDEX Corp. 4,086,904
62,200 Old Dominion Freight Line, Inc. 8,756,516
42,496 SiteOne Landscape Supply, Inc.
(a)
5,473,485
9,662 TransDigm Group, Inc.
(a)
12,734,709
143,261 Veralto Corp. 15,273,055
56,558 Waste Connections, Inc. 9,942,897
90,225,117
Information Technology - 22.7%
53,089 Appfolio, Inc.
(a)
14,634,514
40,215 Atlassian Corp., Class A
(a)
6,422,336
25,143 Cadence Design Systems, Inc.
(a)
8,831,730
65,308 Entegris, Inc. 6,038,378
14,119 Guidewire Software, Inc.
(a)
3,245,393
30,982 Manhattan Associates, Inc.
(a)
6,350,690
82,955 Microchip Technology, Inc. 5,327,370
11,097 Monolithic Power Systems, Inc. 10,216,342
58,987 PTC, Inc.
(a)
11,975,541
19,521 Tyler Technologies, Inc.
(a)
10,212,606
83,254,900
Materials - 10.4%
68,011 Ecolab, Inc. 18,625,493
62,636 Vulcan Materials Co. 19,268,086
37,893,579
Shares Security Description Value
Real Estate - 7.8%
83,395 CBRE Group, Inc., Class A
(a)
$ 13,139,716
183,996 CoStar Group, Inc.
(a)
15,523,743
28,663,459
Total Common Stock (Cost $237,198,745) 353,107,516
Money Market Fund - 3.3%
12,193,469 First American Treasury
Obligations Fund,
Class X, 4.01%
(b)
(Cost $12,193,469) 12,193,469
Investments, at value - 99.8% (Cost
$249,392,214) $ 365,300,985
Other Assets & Liabilities, Net - 0.2% 685,740
Net Assets - 100.0% $ 365,986,725
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of September 30,
2025.

DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2025
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock and a
Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 365,300,985
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 365,300,985